STATEMENT OF CASH FLOWS- Schedule of property, plant and equipment and intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net cash flows from
Purchases of property, plant and equipment	$ 1,325,463	$ 795,787	$ 780,538
Additions associated with maintenance	358,475	337,126	486,231
Other additions	966,988	458,661	294,307
Purchases of intangible assets	94,412	68,052	50,116
Other additions	$ 94,412	$ 68,052	$ 50,116